Regulatory Information - Schedule of Combined Statutory Net Income, Statutory Surplus, Contingency Reserve and RTC Ratios (Details) - NMIC $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statutory Accounting Practices [Line Items]
Statutory net income	$ 104,464	$ 107,418	$ 34,975
Statutory surplus	963,085	980,225	893,848
Contingency reserve	1,573,360	1,266,038	1,036,639
Statutory capital	$ 2,536,445	$ 2,246,263	$ 1,930,487
Risk-to-capital	11.4	11.1	11.6